Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments
Schedule of movement in number of shares under share purchase payment plans

	Number of Series A
	shares
Outstanding as of January 1st, 2019	3,553,295	*
Purchased during the year	2,694,600
Granted during the year	—
Exercised/vested during the year	(959,614)
Forfeited during the year	(173,090)
Outstanding as of December 31, 2019	5,115,191
Purchased during the year	3,159,763
Granted during the year	—
Exercised/vested during the year	(2,142,426)
Forfeited during the year	(327,217)
Outstanding as of December 31, 2020	5,805,311	*
Purchased during the year	1,849,417
Granted during the year	—
Exercised/vested during the year	(2,612,575)
Forfeited during the year	(551,732)
Outstanding as of December 31, 2021	4,490,421	*

* These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2021, 2020 and 2019.

Schedule of weighted average assumptions used to estimate the fair market value of the MIP at the date of grant

2012
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk—free interest rate (%)	5.96%
Expected life of share options (years)	8.8
Exercise share price (in Mexican pesos Ps.)	5.31
Exercise multiple	1.1
Fair value of the stock at grant date	1.73

Schedule of movement in number of shares options and fixed exercise prices

Total in
	Number of share		Exercise price		thousands of
	options		in Mexican pesos		Mexican pesos
Outstanding as of December 31, 2019	Ps.	7,653,981	Ps.	5.31	Ps.	40,668
Granted during the year		—		—		—
Forfeited during the year		—		—		—
Exercised during the year		—		—		—
Outstanding as of December 31, 2020		7,653,981		5.31		40,668
Granted during the year		—		—		—
Forfeited during the year		—		—		—
Exercised during the year		(7,653,981)		5.31		(40,668)
Outstanding as of December 31, 2021	Ps.	—	Ps.	—	Ps.	—

Schedule of retention plan (benefit) expenses recognized

	2021		2020		2019
(Benefit) expense arising from cash-settled share-based payments transactions	Ps.	(62,262)	Ps.	105,303	Ps.	40,724
Expense arising from equity-settled share-based payments transactions		89,464		75,040		49,659
Total expense arising from share-based payments transactions	Ps.	27,202	Ps.	180,343	Ps.	90,383

Share purchase plan
Share-based payments
Schedule of vesting period of shares granted

Number of Series A
shares	Vesting period
2,408,277	November 2022
1,485,802	November 2023
596,342	November 2024
4,490,421